Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 13 – LOSS PER SHARE

Basic loss per share is computed by dividing net loss by the weighted average number of shares outstanding during the year. The weighted average number of shares of common stock used in computing basic and diluted loss per share for the years ended December 31, 2020 and 2019, are as follows:

	Year ended December 31
	2020	2019
	Number of shares
Weighted average number of shares of common stock outstanding attributable to shareholders	37,285,015	25,027,075
Total weighted average number of shares of common stock related to outstanding options, excluded from the calculations of diluted loss per share (*)	995,000	995,000

(*)	The effect of the inclusion of option and convertible loans in 2020 and 2019 is anti-dilutive.